Financial instruments - Interest rate sensitivity analysis (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest received, Actual	£ 4	£ 11	£ 8
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate, Actual	2.00%	2.00%
Interest received, Actual	£ 4	£ 5
Interest rate, 1% increase	102.00%	102.00%
Interest received, 1% increase	£ 239	£ 246